Appendix III (Tables)	12 Months Ended
Dec. 31, 2017
Appendix III
Schedule of changes in other intangible assets

(Expressed in thousands of Euros)

	Balances at		Business			Translation	Balances at
	31/12/2016	Additions	combinations *	Transfers	Disposals	differences	31/12/2017

Development costs	142,693	43,152	142,529	—	(81)	(16,599)	311,694

Concessions, patents, licenses brands & similar	60,471	—	142,174	—	—	(19,760)	182,885

Computer software	168,623	19,626	26	529	(126)	(13,733)	174,945

Currently marketed products	1,162,204	—	—	—	—	(137,828)	1,024,376

Other intangible assets	148,682	17,348	—	—	—	(18,723)	147,307

Total cost of intangible assets	1,682,673	80,126	284,729	529	(207)	(206,643)	1,841,207

Accum. amort. of development costs	(72,073)	(5,834)	—	—	—	(1,442)	(79,349)

Accum. amort of concessions, patents, licenses, brands & similar	(24,994)	(6,004)	—	—	—	1,215	(29,783)

Accum. amort. of computer software	(99,927)	(13,549)	—	—	111	7,046	(106,319)

Accum. amort. of currently marketed products	(220,988)	(38,216)	—	—	—	28,136	(231,068)

Accum. amort. of other intangible assets	(69,389)	(865)	—	—	—	8,288	(61,966)

Total accum. amort intangible assets	(487,371)	(64,468)	—	—	111	43,243	(508,485)

Impairment of other intangible assets	—	(64,734)	—	—	—	1,354	(63,380)

Carrying amount of intangible assets	1,195,302	(49,076)	284,729	529	(96)	(162,046)	1,269,342

(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements.

(Expressed in thousands of Euros)

	Balances at				Translation	Balances at
	31/12/2015	Additions	Transfers	Disposals	differences	31/12/2016

Development costs	112,688	29,126	—	(79)	958	142,693

Concessions, patents, licenses brands & similar	59,249	—	—	—	1,222	60,471

Computer software	144,976	18,919	1,460	(420)	3,688	168,623

Currently marketed products	1,126,024	—	—	—	36,180	1,162,204

Other intangible assets	134,068	10,469	—	(651)	4,796	148,682

Total cost of intangible assets	1,577,005	58,514	1,460	(1,150)	46,844	1,682,673

Accum. amort. of development costs	(67,551)	(4,473)	—	—	(49)	(72,073)

Accum. amort of concessions, patents, licenses, brands & similar	(23,957)	(806)	—	—	(231)	(24,994)

Accum. amort. of computer software	(83,197)	(15,136)	(99)	419	(1,914)	(99,927)

Accum. amort. of currently marketed products	(175,135)	(38,441)	—	—	(7,412)	(220,988)

Accum. amort. of other intangible assets	(65,627)	(2,117)	—	544	(2,189)	(69,389)

Total accum. amort intangible assets	(415,467)	(60,973)	(99)	963	(11,795)	(487,371)

Impairment of other intangible assets	34	—	—	(34)	—	—

Carrying amount of intangible assets	1,161,572	(2,459)	1,361	(221)	35,049	1,195,302

This appendix forms an integral part of note 8 to the consolidated financial statements.